Taxation (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Tax Effects of Components of Other Comprehensive Income
Tax effects of components of other comprehensive income were as follows:

	First Half 2021			First Half 2020
€ million	Before tax	Tax (charge)/ credit	After tax	Before tax	Tax (charge)/ credit	After tax
Gains/(losses) on
Equity instruments at fair value through other comprehensive incom e	56	(1)	55	19	1	20
Cash flow hedges	143	(6)	137	71	(28)	43
Remeasurements of defined benefit pension plans (a)	1,404	(436)	968	(242)	41	(201)
Currency retranslation gains/(losses)	653	(36)	617	(1,516)	35	(1,481)

Other comprehensive income	2,256	(479)	1,777	(1,668)	49	(1,619)

(a)	Remeasurement of defined benefit pension plans in 2021 is driven by positive investment returns and increase in interest rates.